Earnings Per Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Numerator:
Net income (loss)	$ (64,359)	$ (52,116)	$ 4,088	$ (9,846)	$ (920)	$ 1,511	$ (1,516)	$ (19,271)	$ (4,564)	$ (10,228)	$ 9,072	$ 12,465	$ (122,233)	$ (20,196)	$ 6,745
Net income (loss) attributable to common stockholders — basic and diluted													$ (122,233)	$ (20,196)	$ 6,745
Denominator:
Weighted average shares of common stock — basic and diluted													120,775,717	108,162,741	108,162,741
Net income (loss) per share attributable to common stockholders — basic and diluted													$ (1.01)	$ (0.19)	$ 0.06